Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Artisan Funds
Schedule of related party transactions

Fees for managing the Artisan Funds and amounts waived or reimbursed by us for fees and expenses (including management fees) are as follows:

	For the Nine Months Ended September 30,
	2013	2012
Investment management fees:
Artisan Funds	$324,467	$243,708
Fee waiver / expense reimbursement:
Artisan Funds	$273	$171

Fees for managing the Funds and amounts waived or reimbursed by Artisan for fees and expenses (including management fees) are as follows:

	For the years ended December 31,
	2012	2011	2010
Investment management fees:
Artisan Funds	$333,218	$303,919	$261,535
Fee waiver / expense reimbursement:
Artisan Funds	$171	$374	$441

Artisan Global Funds
Schedule of related party transactions

Fees for managing Artisan Global Funds and amounts reimbursed to Artisan Global Funds by us are as follows:

	For the Nine Months Ended September 30,
	2013	2012
Investment management fees:
Artisan Funds	$6,039	$2,011
Fee waiver / expense reimbursement:
Artisan Funds	$573	$498

Fees for managing Artisan Global Funds and amounts reimbursed to Artisan Global Funds by Artisan are as follows:

	For the years ended December 31,
	2012	2011	2010
Investment management fees:
Artisan Global Funds	$3,020	$1,255	$—
Fee waiver / expense reimbursement:
Artisan Global Funds	$653	$660	$—